CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 9 - CASH AND CASH EQUIVALENTS
Cash at bank and on hand at June 30, 2022 amounted to €156 million and included €24 million held by subsidiaries that operate in countries where capital control restrictions prevent these balances from being immediately available for general use by the other entities within the Group. At December 31, 2021, the amount subject to these restrictions was €29 million.